Subordinated Liabilities	6 Months Ended
Jun. 30, 2022
Subordinated liabilities [abstract]
Subordinated Liabilities
23. SUBORDINATED LIABILITIES

30 June 2022	31 December 2021
£m	£m
2,335	2,228
In H122, the Santander UK group repurchased certain debt securities and subordinated liabilities as part of ongoing liability management exercises, resulting in a loss of £1m. In H121, the Santander UK group repurchased certain debt securities as part of ongoing liability management exercises, resulting in a loss of